Provisions for discounts, rebates and sales returns - Summary of Movement in Provisions for Discounts, Rebates and Sales Returns (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, beginning balance		€ 7,328	[1]	€ 7,762	[1]	€ 6,490
Changes in scope of consolidation		45				(3)
Provision related to current period sales		26,827		23,290		24,296
Net change in provision related to prior period sales		(667)		(282)		(155)
Payments made		(24,164)		(23,482)		(22,653)
Currency translation differences		(694)		303		(213)
Increase Decrease Through Reclassification of Business, Other Provisions	[2]			(24)
Provisions for discounts, rebates and sales returns, ending balance	[1]	8,675		7,328		7,762
Government and State Programs
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, beginning balance	[3]	2,706	[1]	2,962	[1]	2,603
Changes in scope of consolidation	[3]	30				2
Provision related to current period sales	[3]	7,363		5,401		7,758
Net change in provision related to prior period sales	[3]	(246)		(177)		(74)
Payments made	[3]	(6,261)		(5,599)		(7,251)
Currency translation differences	[3]	(280)		143		(76)
Increase Decrease Through Reclassification of Business, Other Provisions	[2],[3]			0
Provisions for discounts, rebates and sales returns, ending balance	[1],[3]	3,312		2,706		2,962
Managed care and GPO Programs
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, beginning balance	[4]	1,270	[1]	1,119	[1]	1,021
Changes in scope of consolidation	[4]	0				0
Provision related to current period sales	[4]	5,087		3,961		3,590
Net change in provision related to prior period sales	[4]	(117)		(5)		(12)
Payments made	[4]	(4,278)		(3,882)		(3,446)
Currency translation differences	[4]	(177)		77		(34)
Increase Decrease Through Reclassification of Business, Other Provisions	[2],[4]			(6)
Provisions for discounts, rebates and sales returns, ending balance	[1],[4]	1,785		1,270		1,119
Chargeback incentives
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, beginning balance		398	[1]	637	[1]	362
Changes in scope of consolidation		1				(1)
Provision related to current period sales		4,097		3,093		3,861
Net change in provision related to prior period sales		(30)		(26)		(9)
Payments made		(3,934)		(3,336)		(3,564)
Currency translation differences		(32)		36		(12)
Increase Decrease Through Reclassification of Business, Other Provisions	[2]			(201)
Provisions for discounts, rebates and sales returns, ending balance	[1]	500		398		637
Rebates and discounts
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, beginning balance		2,122	[1]	2,269	[1]	1,805
Changes in scope of consolidation		7				(6)
Provision related to current period sales		9,359		9,758		8,177
Net change in provision related to prior period sales		(165)		(34)		(58)
Payments made		(8,991)		(9,678)		(7,603)
Currency translation differences		(118)		8		(46)
Increase Decrease Through Reclassification of Business, Other Provisions	[2]			(3)
Provisions for discounts, rebates and sales returns, ending balance	[1]	2,214		2,122		2,269
Sales returns
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, beginning balance		776	[1]	715	[1]	629
Changes in scope of consolidation		3				(2)
Provision related to current period sales		702		595		654
Net change in provision related to prior period sales		(133)		(54)		(25)
Payments made		(500)		(491)		(511)
Currency translation differences		(84)		41		(30)
Increase Decrease Through Reclassification of Business, Other Provisions	[2]			(30)
Provisions for discounts, rebates and sales returns, ending balance	[1]	764		776		715
Other deductions
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, beginning balance		56	[1]	60	[1]	70
Changes in scope of consolidation		4				4
Provision related to current period sales		219		482		256
Net change in provision related to prior period sales		24		14		23
Payments made		(200)		(496)		(278)
Currency translation differences		(3)		(2)		(15)
Increase Decrease Through Reclassification of Business, Other Provisions	[2]			(264)
Provisions for discounts, rebates and sales returns, ending balance	[1]	100		56		60
US
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, beginning balance		4,823		5,124
Provisions for discounts, rebates and sales returns, ending balance		5,906		4,823		5,124
US | Managed care
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, beginning balance		1,097		1,028
Provisions for discounts, rebates and sales returns, ending balance		1,727		1,097		1,028
Medicaid | US | Government and State Programs
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, beginning balance		1,193		1,421
Provisions for discounts, rebates and sales returns, ending balance		1,197		1,193		1,421
Medicare | US | Government and State Programs
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, beginning balance		722		1,099
Provisions for discounts, rebates and sales returns, ending balance		€ 1,402		€ 722		€ 1,099

[1]	(c)Provisions related to US net sales amounted to €5,906 million as of December 31, 2025, €4,823 million as of December 31, 2024 and €5,124 million as of December 31, 2023.
[2]	(d)This line comprises provisions for discounts, rebates and sales returns related to Opella, reclassified as of December 31 ,2024 within Liabilities for assets held for sale in accordance with IFRS 5 (see Note D.1.)
[3]	(a)Primarily US government programs: Medicaid (€1,197 million in 2025, €1,193 million in 2024, €1,421 million in 2023) and Medicare (€1,402 million in 2025,
€722 million in 2024 and €1,099 million in 2023).

[4]	(b)Mainly rebates and other price reductions granted to healthcare authorities in the US (including Managed Care: €1,727 million in 2025, €1,097 million in 2024 and €1,028 million in 2023).